Segment information - Customer Revenue by Classes of Similar Products or Services (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Revenue	$ 2,008.4	$ 2,015.4	$ 1,979.9
Operating Segments
Revenue from External Customer [Line Items]
Revenue	1,915.4	1,927.8	1,891.9
Segment Reconciling Items
Revenue from External Customer [Line Items]
Revenue	$ 93.0	$ 87.6	$ 88.0